Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,440,886.12

Principal:
Principal Collections	$12,251,676.54
Prepayments in Full	$7,039,091.67
Liquidation Proceeds	$392,210.11
Recoveries	$20,110.71
Sub Total	$19,703,089.03
Collections	$21,143,975.15

Purchase Amounts:
Purchase Amounts Related to Principal	$246,717.16
Purchase Amounts Related to Interest	$1,781.21
Sub Total	$248,498.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,392,473.52

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$21,392,473.52
Servicing Fee	$338,984.36	$338,984.36	$0.00	$0.00	$21,053,489.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,053,489.16
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,053,489.16
Interest - Class A-3 Notes	$93,828.50	$93,828.50	$0.00	$0.00	$20,959,660.66
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$20,906,278.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,906,278.41
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$20,879,715.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,879,715.41
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$20,858,149.41
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,858,149.41
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$20,823,608.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,823,608.74
Regular Principal Payment	$18,997,270.07	$18,997,270.07	$0.00	$0.00	$1,826,338.67
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,826,338.67
Residuel Released to Depositor	$0.00	$1,826,338.67	$0.00	$0.00	$0.00
Total		$21,392,473.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,997,270.07
Total					$18,997,270.07
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,997,270.07	$58.24	$93,828.50	$0.29	$19,091,098.57	$58.53
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$18,997,270.07	$17.70	$229,880.42	$0.21	$19,227,150.49	$17.91

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$220,772,933.79	0.6768024	$201,775,663.72	0.6185643
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$390,022,933.79	0.3634714	$371,025,663.72	0.3457674

Pool Information
Weighted Average APR	4.110%	4.104%
Weighted Average Remaining Term	37.18	36.33
Number of Receivables Outstanding	26,397	25,781
Pool Balance	$406,781,228.49	$386,599,582.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$390,644,411.02	$371,344,416.25
Pool Factor	0.3711344	0.3527213

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,798,993.73
Yield Supplement Overcollateralization Amount	$15,255,165.92
Targeted Overcollateralization Amount	$15,573,918.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$15,573,918.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	24

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		64	$251,950.84
(Recoveries)		55	$20,110.71
Net Losses for Current Collection Period			$231,840.13
Cumulative Net Losses Last Collection Period			$4,516,112.83
Cumulative Net Losses for all Collection Periods			$4,747,952.96

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.68%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.90%	397	$7,361,532.11
61-90 Days Delinquent	0.16%	31	$612,196.52
91-120 Days Delinquent	0.08%	15	$323,105.42
Over 120 Days Delinquent	0.18%	31	$677,486.39
Total Delinquent Receivables	2.32%	474	$8,974,320.44

Repossession Inventory:
Repossessed in the Current Collection Period		25	$492,241.37
Total Repossessed Inventory		31	$624,573.46

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7654%
Preceding Collection Period			0.6679%
Current Collection Period			0.7013%
Three Month Average			0.7115%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2984%
Preceding Collection Period			0.3144%
Current Collection Period			0.2987%
Three Month Average			0.3038%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer